Income tax credit	12 Months Ended
Jun. 30, 2026
Income tax credit
Income tax credit
10	Income tax credit

	2026	2025	2024
	£’000	£’000	£’000
Current tax:
Current tax on loss for the year	(195)	(230)	(270)
Adjustment in respect of previous years	44	54	23
Foreign tax	(399)	(911)	(1,747)
Total current tax expense	(550)	(1,087)	(1,994)
Deferred tax:
UK deferred tax:
Origination and reversal of temporary differences	4,591	8,066	19,663
Adjustment in respect of previous years	(10)	(338)	(104)
Total UK deferred tax credit (Note 17)	4,581	7,728	19,559
Total income tax credit	4,031	6,641	17,565

10Income tax credit (continued)

A reconciliation of the total income tax credit is as follows:

	2026	2025	2024
	£’000	£’000	£’000
Loss before income tax	(46,985)	(39,664)	(130,724)
Loss before tax multiplied by UK corporation tax rate of 25.0% (2025 and 2024: 25.0% - UK corporation tax rate)	11,746	9,916	32,681
Tax effects of:
Adjustment in respect of previous years	34	(284)	(82)
Expenses not deductible for tax purposes(1)	(1,362)	(2,080)	(13,287)
Irrecoverable foreign tax credits	(399)	(911)	(1,747)
Deferred tax asset arising in the year not recognized(2)	(5,988)	—	—
Total income tax credit	4,031	6,641	17,565
(1)	The tax effect of expenses not deductible for tax purposes amounted to £13,287,000 in the fiscal year ending 30 June 2024. The significant increase in the year ending 30 June 2024 was due to strategic review costs which were recognised in Manchester United plc. As Manchester United Plc is not in the UK tax net these costs were not tax deductible.
(2)	During the year ended 30 June 2026, the Group generated tax losses that would give rise to a deferred tax asset of £26,117,000. Of this amount, £5,988,000 has not been recognised because there is insufficient evidence that future taxable profits will be available against which the asset can be utilized. The unrecognised deferred tax asset will be reviewed at each reporting date and recognized when recovery is deemed probable.

In addition to the amount recognized in the statement of profit or loss, the following amounts relating to tax have been recognized directly in other comprehensive (loss)/income:

	2026	2025	2024
	£’000	£’000	£’000
UK deferred tax (Note 17)	289	(408)	1,667
Total income tax credit/(expense) recognized in other comprehensive (loss)/income	289	(408)	1,667

Pillar Two legislation has been enacted or substantively enacted in jurisdictions the Group operates in. The legislation was effective from 1 July 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of potential exposure to Pillar Two income taxes. This assessment is based on the most recent tax filings and forecasts, and based on this assessment, the Pillar Two effective tax rates in the jurisdictions in which the Group operates are above 15% or the transitional safe harbor relief applies, therefore no top-up tax is due.

Manchester United Plc became subject to the OECD Pillar Two global minimum tax rules effective its fiscal year June 30, 2026. Under IAS 12 amendments, the Company applied the temporary exception and did not recognize deferred tax liabilities or assets related to these rules. The impact on the consolidated financial statements was not material.